Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-170480
Entity Registrant Name	CHINA LIAONING DINGXU ECOLOGICAL AGRICULTURE DEVELOPMENT, INC.
Entity Central Index Key	0001501958
Entity Tax Identification Number	80-0638212
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 Spectrum Center Dr Suite 1550
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	702
Local Phone Number	213-3888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false